Average Annual Total Returns - FidelityMagellanK6Fund-PRO - FidelityMagellanK6Fund-PRO - Fidelity Magellan K6 Fund	May 30, 2023
Fidelity Magellan K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(26.85%)
Since Inception	8.57%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	10.13%	[1]

[1]	A From June 13, 2019